Derivative Financial Instruments and Hedging Activities Amounts Recognized in Net income (Details) (Interest Expense [Member], Fair Value Hedging [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Derivative designated as fair value hedges	$ 0	$ 0
Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative designated as fair value hedges	21	24
Related Long Term Debt Converted To Floating Interest Rates By Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative designated as fair value hedges	$ (21)	$ (24)